Note 10	6 Months Ended
Jun. 30, 2026
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Equity instruments	6.2	12,253	10,539
Debt securities	6.2	146	192
Loans and advances	6.2	772	541
Total	7	13,171	11,272